Concentrations (Details 1) - Accounts Receivable [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Accounts receivable | ¥		¥ 23,903	¥ 27,633
Accounts receivable, percentage	83.20%	83.20%	89.80%
US$ [Member]
Accounts receivable | $	$ 3,364
Company A [Member]
Accounts receivable | ¥		¥ 10,398	¥ 27,633
Accounts receivable, percentage	37.40%	37.40%	89.80%
Company A [Member] | US$ [Member]
Accounts receivable | $	$ 1,515
Company D [Member]
Accounts receivable | ¥		¥ 5,042		[1]
Accounts receivable, percentage	18.20%	18.20%		[1]
Company D [Member] | US$ [Member]
Accounts receivable | $	$ 734
Company E [Member]
Accounts receivable | ¥		¥ 4,022		[1]
Accounts receivable, percentage	14.50%	14.50%		[1]
Company E [Member] | US$ [Member]
Accounts receivable | $	$ 586
Company F [Member]
Accounts receivable | ¥		¥ 3,630		[1]
Accounts receivable, percentage	13.10%	13.10%		[1]
Company F [Member] | US$ [Member]
Accounts receivable | $	$ 529

[1]	represented less than 10% of account receivables as of the year end.